                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dinsmore Capital Management Co.
Address: 65 Madison Avenue
         Suite 550
         Morristown, New Jersey 07960

Form 13F File Number: 28-05466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary I. Levine
Title: Chief Financial Officer
Phone: (973) 631-1177

Signature, Place, and Date of Signing:


/s/ Gary I. Levine   Morristown, New Jersey   February 12, 2013
------------------   ----------------------   -----------------
   [Signature]           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:
Form 13F Information Table Entry Total: 118
Form 13F Information Table Value Total: $208,397
                                       (thousands)

NAME OF ISSUER                 TITLE OF                 VALUE    SHARES/    SH/ PUT/    INVSTMT  OTHER            VOTING AUTHORITY
                                 CLASS    CUSIP        (x$1000)  PRN AMT   PRN  CALL    DSCRETN  MANAGERS        SOLE    SHARED NONE
------------------------------ -------- ---------       ------ ---------   ---- ----    ------- --------       --------- ------ ----
A.M. Castle & Co.                  CONV 148411AB7         802    500,000   PRN          Sole                     500,000
Alaska Communications Systems      CONV 01167PAD3       1,350  2,000,000   PRN          Sole                   2,000,000
AmTrust Financial Services, I      CONV 032359AB7       3,098  2,500,000   PRN          Sole                   2,500,000
Annaly Capital Management, In      CONV 035710AA0       1,738  1,500,000   PRN          Sole                   1,500,000
Bottomline Technologies, Inc.      CONV 101388AA4       1,673  1,500,000   PRN          Sole                   1,500,000
Bristow Group Inc.                 CONV 110394AC7         332    311,000   PRN          Sole                     311,000
CEMEX S.A.B. de C.V.               CONV 151290AU7       2,190  2,000,000   PRN          Sole                   2,000,000
Chart Industries, Inc.             CONV 16115QAC4       1,546  1,250,000   PRN          Sole                   1,250,000
Chemed Corp.                       CONV 16359RAC7       1,863  1,780,000   PRN          Sole                   1,780,000
Chiquita Brands International      CONV 170032AT3         946  1,081,000   PRN          Sole                   1,081,000
Corp. Office Properties Trust      CONV 22003BAC0       1,037  1,000,000   PRN          Sole                   1,000,000
CSG Systems International, In      CONV 126349AC3       1,735  1,650,000   PRN          Sole                   1,650,000
Cubist Pharmaceuticals, Inc.       CONV 229678AD9         787    500,000   PRN          Sole                     500,000
DFC Global Corp.                   CONV 23324TAA5       2,736  2,500,000   PRN          Sole                   2,500,000
Digital River, Inc.                CONV 25388BAD6       2,078  2,100,000   PRN          Sole                   2,100,000
DryShips Inc.                      CONV 262498AB4         795  1,000,000   PRN          Sole                   1,000,000
Electronic Arts                    CONV 285512AA7         927  1,000,000   PRN          Sole                   1,000,000
EMC Corp.                          CONV 268648AL6       1,597  1,000,000   PRN          Sole                   1,000,000
EMC Corp.                          CONV 268648AM4       2,874  1,800,000   PRN          Sole                   1,800,000
Encore Capital Group, Inc.         CONV 292554AC6       2,216  2,000,000   PRN          Sole                   2,000,000
Endeavour International Corp.      CONV 29257MAE0         751  1,000,000   PRN          Sole                   1,000,000
Equinix, Inc.                      CONV 29444UAG1       2,933  1,500,000   PRN          Sole                   1,500,000
Exelixis, Inc.                     CONV 30161QAC8         978  1,000,000   PRN          Sole                   1,000,000
Finisar Corp.                      CONV 31787AAJ0         276    150,000   PRN          Sole                     150,000
General Cable Corp.                CONV 369300AL2       1,084  1,000,000   PRN          Sole                   1,000,000
Gilead Sciences, Inc.              CONV 375558AN3       2,460  1,500,000   PRN          Sole                   1,500,000
Gilead Sciences, Inc.              CONV 375558AP8       3,376  2,000,000   PRN          Sole                   2,000,000
Goodrich Petroleum Corp.           CONV 382410AC2       1,888  2,000,000   PRN          Sole                   2,000,000
GT Advanced Technologies, Inc      CONV 36191UAA4       1,099  1,500,000   PRN          Sole                   1,500,000
Hawaiian Holdings, Inc.            CONV 419879AD3       3,056  2,750,000   PRN          Sole                   2,750,000
Hornbeck Offshore Services, I      CONV 440543AM8       1,768  1,750,000   PRN          Sole                   1,750,000
Iconix Brand Group, Inc.           CONV 451055AC1       1,821  1,750,000   PRN          Sole                   1,750,000
Insulet Corp.                      CONV 45784PAC5       1,909  1,750,000   PRN          Sole                   1,750,000
Intel Corp.                        CONV 458140AC4       1,563  1,500,000   PRN          Sole                   1,500,000
InterDigital, Inc.                 CONV 458660AB3       2,138  2,000,000   PRN          Sole                   2,000,000
International Game Technology      CONV 459902AQ5       1,048  1,000,000   PRN          Sole                   1,000,000
Isis Pharmaceuticals, Inc.         CONV 464337AF1       1,192  1,200,000   PRN          Sole                   1,200,000
Ixia                               CONV 45071RAB5       1,166  1,000,000   PRN          Sole                   1,000,000
Jarden Corp.                       CONV 471109AG3       2,542  2,500,000   PRN          Sole                   2,500,000
JinkoSolar Holding Co. Ltd.        CONV 47759TAA8         223    500,000   PRN          Sole                     500,000
Kaiser Aluminum Corp.              CONV 483007AB6       2,702  2,000,000   PRN          Sole                   2,000,000
Kaman Corp.                        CONV 483548AD5       1,261  1,000,000   PRN          Sole                   1,000,000
Knight Capital Group, Inc.         CONV 499005AE6         998  1,000,000   PRN          Sole                   1,000,000
Lexington Realty Trust             CONV 529043AA9       3,085  2,000,000   PRN          Sole                   2,000,000
Lifepoint Hospitals, Inc.          CONV 53219LAH2       2,066  2,000,000   PRN          Sole                   2,000,000
Mentor Graphics Corp.              CONV 587200AK2       1,476  1,250,000   PRN          Sole                   1,250,000
MGM Resorts International          CONV 55303QAE0       2,121  2,000,000   PRN          Sole                   2,000,000
Micron Technology, Inc.            CONV 595112AP8       1,958  2,000,000   PRN          Sole                   2,000,000
Micron Technology, Inc.            CONV 595112AQ6       1,162  1,250,000   PRN          Sole                   1,250,000
Microsoft Corp.                    CONV 594918AE4         503    500,000   PRN          Sole                     500,000
Morgans Hotel Group Co.            CONV 61748WAA6       1,895  2,000,000   PRN          Sole                   2,000,000
Mylan Inc.                         CONV 628530AJ6       3,196  1,500,000   PRN          Sole                   1,500,000
National Financial Partners C      CONV 63607PAC3       2,229  1,500,000   PRN          Sole                   1,500,000
NetApp Inc.                        CONV 64110DAB0         564    500,000   PRN          Sole                     500,000
Newmont Mining Corp.               CONV 651639AJ5         652    500,000   PRN          Sole                     500,000
Northgate Minerals Corp.           CONV 666416AB8       1,307  1,200,000   PRN          Sole                   1,200,000
Nuance Communications, Inc.        CONV 67020YAB6       3,960  3,000,000   PRN          Sole                   3,000,000
Photronics, Inc.                   CONV 719405AH5       2,025  2,000,000   PRN          Sole                   2,000,000
Priceline.com Inc.                 CONV 741503AM8       1,878    900,000   PRN          Sole                     900,000
Priceline.com Inc.                 CONV 741503AP1       1,197  1,115,000   PRN          Sole                   1,115,000
Prospect Capital Corp.             CONV 74348TAG7       2,957  3,000,000   PRN          Sole                   3,000,000
Regeneron Pharmaceuticals, In      CONV 75886FAD9       1,048    500,000   PRN          Sole                     500,000
ReneSola Ltd.                      CONV 75971TAA1         485  1,000,000   PRN          Sole                   1,000,000
Rovi Corp.                         CONV 779376AB8       1,999  2,000,000   PRN          Sole                   2,000,000
RTI International Metals, Inc      CONV 74973WAA5       1,309  1,200,000   PRN          Sole                   1,200,000
Rudolph Technologies Inc.          CONV 781268AA5       1,259  1,000,000   PRN          Sole                   1,000,000
Salix Pharmaceuticals Ltd.         CONV 795435AC0       1,378  1,200,000   PRN          Sole                   1,200,000
SanDisk Corp.                      CONV 80004CAD3       1,165  1,000,000   PRN          Sole                   1,000,000
SBA Communications Corp.           CONV 78388JAM8       2,843  1,200,000   PRN          Sole                   1,200,000
Stillwater Mining Company          CONV 86074QAL6       1,171  1,000,000   PRN          Sole                   1,000,000
SunPower Corp.                     CONV 867652AC3         948  1,000,000   PRN          Sole                   1,000,000
SunPower Corp.                     CONV 867652AE9       2,331  2,500,000   PRN          Sole                   2,500,000
Take-Two Interactive Software      CONV 874054AC3       1,434  1,500,000   PRN          Sole                   1,500,000
TeleCommunications Systems, I      CONV 87929JAA1       1,920  2,000,000   PRN          Sole                   2,000,000
The Medicines Company              CONV 584688AB1         550    500,000   PRN          Sole                     500,000
Tibco Software Inc.                CONV 88632QAA1       1,911  2,000,000   PRN          Sole                   2,000,000
Titan International, Inc.          CONV 888305AA7       1,789    750,000   PRN          Sole                     750,000
Titan Machinery Inc.               CONV 88830RAA9       1,891  2,000,000   PRN          Sole                   2,000,000
Tower Group, Inc.                  CONV 891777AC8       2,541  2,500,000   PRN          Sole                   2,500,000
United States Steel Corp.          CONV 912909AE8       1,354  1,250,000   PRN          Sole                   1,250,000
Volcano Corp.                      CONV 928645AB6       1,012  1,000,000   PRN          Sole                   1,000,000
Xilinx, Inc.                       CONV 983919AF8       2,366  1,732,000   PRN          Sole                   1,732,000
Amerivon Holdings LLC            PFD CV 898873104          65    545,456    SH          Sole                     545,456
Amerivon Holdings LLC            PFD CV 898876107       1,820  1,221,556    SH          Sole                   1,221,556
Bank of America Corp.            PFD CV 060505682       3,632      3,200    SH          Sole                       3,200
Bunge Ltd.                       PFD CV G16962204       1,526     15,000    SH          Sole                      15,000
Chesapeake Energy Corp.          PFD CV 165167768       3,690      4,100    SH          Sole                       4,100
Fifth Third Bancorp              PFD CV 316773209       3,076     21,750    SH          Sole                      21,750
Health Care REIT, Inc.           PFD CV 42217K601       1,716     30,000    SH          Sole                      30,000
Huntington Bancshares, Inc.      PFD CV 446150401       2,412      2,000    SH          Sole                       2,000
Interpublic Group of Cos., In    PFD CV 460690803       2,144      2,000    SH          Sole                       2,000
NY Community Capital Trust V     PFD CV 64944P307       2,364     48,000    SH          Sole                      48,000
Stanley Black & Decker, Inc.     PFD CV 854502309       2,414     20,000    SH          Sole                      20,000
Wells Fargo & Co.                PFD CV 949746804       4,900      4,000    SH          Sole                       4,000
2010 Swift MandCommon Exch Tr    PFD CV 90213G207       1,305    140,000    SH          Sole                     140,000
AngloGold Ashanti Ltd.           PFD CV 03512Q206         441     11,800    SH          Sole                      11,800
Apache Corp.                     PFD CV 037411808       2,742     60,000    SH          Sole                      60,000
General Motors Co.               PFD CV 37045V209       3,530     80,000    SH          Sole                      80,000
Genesee & Wyoming, Inc.          PFD CV 371559204       2,243     20,000    SH          Sole                      20,000
MetLife, Inc.                    PFD CV 59156R116       2,891     65,000    SH          Sole                      65,000
NextEra Energy, Inc.             PFD CV 65339F705         759     15,000    SH          Sole                      15,000
NextEra Energy, Inc.             PFD CV 65339F887       2,007     40,000    SH          Sole                      40,000
PPL Corp.                        PFD CV 69351T114       2,686     50,000    SH          Sole                      50,000
Unisys Corp.                     PFD CV 909214405       1,054     20,000    SH          Sole                      20,000
United Technologies Corp.        PFD CV 913017117       4,457     80,000    SH          Sole                      80,000
Vale/P                              PFD 91912E204         818     40,290    SH          Sole                      40,290
Abbott Laboratories                 COM 002824100       1,179     18,000    SH          Sole                      18,000
AT&T Inc.                           COM 00206R102       2,360     70,000    SH          Sole                      70,000
Bristol Myers Squibb Co.            COM 110122108         978     30,000    SH          Sole                      30,000
Citigroup Inc.                      COM 172967424       1,547     39,094    SH          Sole                      39,094
ConocoPhillips                      COM 20825C104       1,553     26,782    SH          Sole                      26,782
Intel Corp.                         COM 458140100         516     25,000    SH          Sole                      25,000
Merck & Co., Inc.                   COM 58933Y105       1,337     32,651    SH          Sole                      32,651
Microsoft Corp.                     COM 594918104       1,566     58,600    SH          Sole                      58,600
Newmont Mining Corp.                COM 651639106         836     18,000    SH          Sole                      18,000
Pfizer Inc.                         COM 717081103       1,003     40,000    SH          Sole                      40,000
Verizon Communications Inc.         COM 92343V104       2,596     60,000    SH          Sole                      60,000
Walt Disney Co.                     COM 254687106         747     15,000    SH          Sole                      15,000